Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 5,608,432
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,343,580
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,697,878
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	566,974
Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	289,735	$ 269,958
Fair value of the hedging derivatives, Assets	993	1,566
Fair value of the hedging derivatives, liabilities	1,080	1,303
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(70)	(460)
Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	97,128	101,159
Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	166,201	153,382
Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	26,406	15,417
Cash flow hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	26,019	24,433
Fair value of the hedging derivatives, Assets	201	353
Fair value of the hedging derivatives, liabilities	177	338
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	17	46
Cash flow hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17	138
Fair value of the hedging derivatives, Assets	0	2
Fair value of the hedging derivatives, liabilities	0
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(7)	(5)
Cash flow hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,619	18,421
Fair value of the hedging derivatives, Assets	104	351
Fair value of the hedging derivatives, liabilities	177	234
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(168)	82
Cash flow hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	18,180	4,468
Fair value of the hedging derivatives, Assets	4
Fair value of the hedging derivatives, liabilities	0	15
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	193	(57)
Cash flow hedges [member] | Hedging instrument [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,203	1,406
Fair value of the hedging derivatives, Assets	93
Fair value of the hedging derivatives, liabilities	0	89
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(1)	26
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	5,028	14,083
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17	138
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	859	13,377
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,122	395
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,030	173
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	20,991	10,350
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	5,760	5,044
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	15,058	4,073
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	173	1,233
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
NIFO hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	18,214	17,351
Fair value of the hedging derivatives, Assets	7	11
Fair value of the hedging derivatives, liabilities	2	6
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	6	(392)
NIFO hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	598	193
Fair value of the hedging derivatives, Assets	7	11
Fair value of the hedging derivatives, liabilities	2	6
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	0	(4)
NIFO hedges [member] | Hedging instrument [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,616	17,158
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	6	(388)
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	18,214	17,351
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	598	193
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,616	17,158
NIFO hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
NIFO hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
NIFO hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
NIFO hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
NIFO hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
NIFO hedges [member] | Hedging instrument [member] | Over 5 years [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0	0
Fair value hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	245,502	228,174
Fair value of the hedging derivatives, Assets	785	1,202
Fair value of the hedging derivatives, liabilities	901	959
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(93)	(114)
Fair value hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	34,627	36,308
Fair value of the hedging derivatives, Assets	339	799
Fair value of the hedging derivatives, liabilities	682	795
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	41	(63)
Fair value hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	194,398	174,556
Fair value of the hedging derivatives, Assets	291	380
Fair value of the hedging derivatives, liabilities	219	164
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(276)	(36)
Fair value hedges [member] | Hedging instrument [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	16,477	17,310
Fair value of the hedging derivatives, Assets	155	23
Fair value of the hedging derivatives, liabilities	0
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	142	(15)
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	73,886	69,725
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	7,226	15,528
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	63,723	50,347
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,937	3,850
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	145,210	143,032
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	20,597	19,267
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	114,455	110,948
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	10,158	12,817
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	26,406	15,417
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,804	1,513
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	16,220	13,261
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 3,382	$ 643